Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure
Components of Other Intangible Assets Subject to Amortization	The following table reflects the components of other intangible assets subject to amortization:
	Gross		Net
	Carrying	Accumulated	Carrying
(In thousands)	Amount	Amortization	Value
December 31, 2021
Core deposits	$12,810	$8,754	$4,056
Other customer relationships	14,286	2,883	11,403
Total other intangible assets	$27,096	$11,637	$15,459
December 31, 2020
Core deposits	$12,810	$7,473	$5,337
Other customer relationships	26,397	15,684	10,713
Trademark	488	236	252
Total other intangible assets	$39,695	$23,393	$16,302

Estimated Amortization of the Intangible Assets with Definite Useful Lives	The following table presents the estimated amortization of the intangible assets with definite useful lives for each of the following periods:
(In thousands)
Year 2022	$3,299
Year 2023	3,179
Year 2024	2,938
Year 2025	1,750
Year 2026	1,416
Later years	2,877

Goodwill and accumulated impairment losses by reportable segments	The changes in the carrying amount of goodwill for the year ended December 31, 2021, allocated by reportable segments, were as follows (refer to Note 37 for the definition of the Corporation’s reportable segments):
2021

	Balance at	Goodwill on	Balance at
(In thousands)	January 1, 2021	acquisition	December 31,2021
Banco Popular de Puerto Rico	$320,248	$-	$320,248
Popular U.S.	350,874	49,171	400,045
Total Popular, Inc.	$671,122	$49,171	$720,293
The following tables present the gross amount of goodwill and accumulated impairment losses by reportable segments.
December 31, 2021
	Balance at		Balance at
	December 31,	Accumulated	December 31,
	2021	impairment	2021
(In thousands)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$324,049	$3,801	$320,248
Popular U.S.	564,456	164,411	400,045
Total Popular, Inc.	$888,505	$168,212	$720,293
December 31, 2020
	Balance at		Balance at
	December 31,	Accumulated	December 31,
	2020	impairment	2020
(In thousands)	(gross amounts)	losses	(net amounts)
Banco Popular de Puerto Rico	$324,049	$3,801	$320,248
Popular U.S.	515,285	164,411	350,874
Total Popular, Inc.	$839,334	$168,212	$671,122